Stockholders' equity and dividend payment - Stockholders' equity (Details) - $ / shares		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Stockholders' equity
Common stock issued		142,700,046	142,417,407	93,433,804
Restricted stock issued		1,175,136	1,259,208
Retirement of treasury shares		(892,497)
New shares issued	[1]	0	47,724,395
Par value		$ 0.01
Shares to be issued assuming conversion of convertible notes due 2019	[2]	6,562,001
Shares to be issued assuming conversion of convertible notes due in 2021	[2]	29,761,913
Number of shares authorized for issue		250,000,000
Preferred Stock [Member]
Stockholders' equity
Par value		$ 0.01

[1]	On March 23, 2017, we announced that we entered into the VAA, to acquire nine VLCCs and newbuild contracts for two VLCCs due for delivery in 2018 from BW Group, in exchange for aggregate cash consideration in an amount equal to $177,360,000 and an aggregate equity consideration consisting of 32,024,395 shares of the Company's common stock and 15,700 shares of the Series D Preferred Stock. Subsequent to the conversion of each share of the Series D Preferred Stock into 1,000 shares of Company common stock in 2017, a total of 47,724,395 shares of common stock were issued.
[2]	Assuming the maximum fundamental change conversion rate.